UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 6/30/11

Item 1.  Schedule of Investments.

Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2011
Shares				Market Value
	COMMON STOCK - 0.83%
	INTERNET - 0.06%
3,100	TheStreet, Inc.			$ 9,517

	OIL & GAS - 0.30%
5,000	Cheniere Energy, Inc. *			45,800

	REAL ESTATE INVESTMENT TRUSTS - 0.47%
10,000	Strategic Hotels & Resorts, Inc. *			70,800

	TOTAL COMMON STOCK			126,117
	( Cost - $126,937)

	EXCHANGE TRADED FUNDS - 47.59%
	ENERGY- 4.86%
7,941	Energy Select Sector SPDR Fund			598,354
5,000	ProShares UltraShort Oil & Gas *			141,100
				739,454
	EQUITY FUND - 8.41%
14,533	Consumer Staples Select Sector SPDR Fund			453,866
3,000	Direxion Daily Gold Miners Bear 2x Shares *			135,660
13,988	Industrial Select Sector SPDR Fund			520,913
2,135	iShares Dow Jones US Basic Materials Sector Index Fund			168,964
				1,279,403
	FINANCIAL SERVICES - 4.70%
46,599	Financial Select Sector SPDR Fund			714,363

	HEALTH & BIOTECHNOLOGY - 3.29%
14,058	Health Care Select Sector SPDR Fund			499,340

	INTERNET & TELECOM - 0.88%
5,404	iShares Dow Jones US Telecommunications Sector Index Fund			134,560

	LARGE CAP GROWTH - 14.60%
30,000	Direxion Daily Large Cap Bear 3X Shares *			1,036,800
50,000	ProShares UltraShort S&P500 *			1,033,000
3,000	ProShares UltraShort QQQ *			151,260
				2,221,060
Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011
Shares				Market Value
	LEISURE INDUSTRY - 3.16%
11,955	Consumer Discretionary Select Sector SPDR Fund			$ 480,710

	REAL ESTATE - 1.41%
15,000	ProShares UltraShort Real Estate *			214,200

	TECHNOLOGY - 5.33%
31,556	Technology Select Sector SPDR Fund			810,989

	UTILITY - 0.95%
4,303	Utilities Select Sector SPDR Fund			144,064

	TOTAL EXCHANGE TRADED FUNDS			7,238,143
	( Cost - $7,262,416)

	SHORT-TERM INVESTMENTS - 58.27%
8,863,171	Fidelity Government, 0.00%+			8,863,171
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $8,863,171)

	TOTAL INVESTMENTS - 106.69%
	( Cost - $16,252,524) (a)			$ 16,227,431
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.69%)			(1,017,642)
	NET ASSETS - 100.00%			$ 15,209,789

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2011.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost				$ 82,577
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value				(107,670)
Net unrealized depreciation				$ (25,093)
Tatro Capital Tactical Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing  the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 126,117	$ -	$ -	$ 126,117
Exchange-Traded Funds	7,238,143	-	-	$ 7,238,143
Short-Term Investments	8,863,171	-	-	$ 8,863,171
Total	$ 16,227,431	$ -	$ -	$ 16,227,431
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers in and out of Level 1 and 2 during the period.
*Please refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/25/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/25/11